Significant accounting policies - Summary of Exchange Rates of US Dollar and UK Pound per Euro (Detail) - Counterparty	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
USD [member]
Statement 1 [Line Items]
Closing rates	1.0455	1.1372
Weighted average exchange rates	1.0933	1.2052
GBP [member]
Statement 1 [Line Items]
Closing rates	0.8608	0.8396